Goodwill And Intangible Assets (Finite Lived Intangible Assets Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
2012	$ 8.4
2013	8.4
2014	8.4
2015	8.4
2016	8.4
Thereafter	103.3
Total	$ 145.3